Distribution Date:	08/17/26	Wells Fargo Commercial Mortgage Trust 2019-C50
Determination Date:	08/11/26
Next Distribution Date:	09/17/26
Record Date:	07/31/26	Commercial Mortgage Pass-Through Certificates
Series 2019-C50

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Wells Fargo Commercial Mortgage Securities, Inc.
Certificate Factor Detail	3		Attention: A.J. Sfarra		cmbsnotices@wellsfargo.com
Certificate Interest Reconciliation Detail	4		30 Hudson Yards, 15th Floor | New York, NY 10001 | United States
		Master Servicer	Trimont LLC
Additional Information	5
			Attention: CMBS Servicing		commercial.servicing@trimont.com
Bond / Collateral Reconciliation - Cash Flows	6
			One South, 101 South Tryon Street, Suite 1400 | Charlotte, NC 28280 | United States
Bond / Collateral Reconciliation - Balances	7	Special Servicer	Rialto Capital Advisors, LLC
Current Mortgage Loan and Property Stratification	8-12		General	(305) 229-6465
Mortgage Loan Detail (Part 1)	13-15		200 S. Biscayne Blvd., Suite 3550 | Miami, FL 33131 | United States
Mortgage Loan Detail (Part 2)	16-18	Operating Advisor & Asset	Park Bridge Lender Services LLC
		Representations Reviewer
Principal Prepayment Detail	19
			David Rodgers	(212) 230-9025
Historical Detail	20		600 Third Avenue, 40th Floor | New York, NY 10016 | United States
Delinquency Loan Detail	21	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Collateral Stratification and Historical Detail	22		Bank, N.A.
			Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Specially Serviced Loan Detail - Part 1	23				trustadministrationgroup@computershare.com
Specially Serviced Loan Detail - Part 2	24-25		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Modified Loan Detail	26	Trustee	Wilmington Trust, National Association
Historical Liquidated Loan Detail	27		Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
			1100 North Market Street | Wilmington, DE 19890 | United States
Historical Bond / Collateral Loss Reconciliation Detail	28
Interest Shortfall Detail - Collateral Level	29
Supplemental Notes	30

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 30

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	95001XAW6	2.741000%	31,064,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	95001XAX4	3.562000%	71,796,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	95001XAY2	3.269000%	3,550,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-SB	95001XAZ9	3.635000%	54,377,000.00	31,435,191.41	854,547.74	95,222.43	0.00	0.00	949,770.17	30,580,643.67	33.68%	30.00%
A-4	95001XBA3	3.466000%	245,000,000.00	239,908,664.06	0.00	692,936.19	0.00	0.00	692,936.19	239,908,664.06	33.68%	30.00%
A-5	95001XBB1	3.729000%	250,788,000.00	250,788,000.00	0.00	779,323.71	0.00	0.00	779,323.71	250,788,000.00	33.68%	30.00%
A-S	95001XBC9	4.021000%	85,589,000.00	85,589,000.00	0.00	286,794.47	0.00	0.00	286,794.47	85,589,000.00	22.79%	20.88%
B	95001XBD7	4.192000%	39,864,000.00	39,864,000.00	0.00	139,258.24	0.00	0.00	139,258.24	39,864,000.00	17.72%	16.63%
C	95001XBE5	4.345000%	39,863,000.00	39,863,000.00	0.00	144,337.28	0.00	0.00	144,337.28	39,863,000.00	12.64%	12.38%
D	95001XAJ5	3.000000%	25,794,000.00	25,794,000.00	0.00	64,485.00	0.00	0.00	64,485.00	25,794,000.00	9.36%	9.63%
E	95001XAL0	3.000000%	21,105,000.00	21,105,000.00	0.00	52,762.50	0.00	0.00	52,762.50	21,105,000.00	6.68%	7.38%
F	95001XAN6	3.540000%	22,276,000.00	22,276,000.00	0.00	9,233.02	0.00	0.00	9,233.02	22,276,000.00	3.84%	5.00%
G*	95001XAQ9	3.540000%	9,380,000.00	9,380,000.00	0.00	0.00	0.00	0.00	0.00	9,380,000.00	2.65%	4.00%
H	95001XAS5	3.540000%	37,519,076.00	20,816,976.66	0.00	0.00	0.00	0.00	0.00	20,816,976.66	0.00%	0.00%
R	95001XAU0	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			937,965,076.00	786,819,832.13	854,547.74	2,264,352.84	0.00	0.00	3,118,900.58	785,965,284.39

X-A	95001XBF2	1.563189%	656,575,000.00	522,131,855.47	0.00	680,158.78	0.00	0.00	680,158.78	521,277,307.73
X-B	95001XBG0	1.025325%	165,316,000.00	165,316,000.00	0.00	141,252.16	0.00	0.00	141,252.16	165,316,000.00
X-D	95001XAA4	2.165686%	46,899,000.00	46,899,000.00	0.00	84,640.43	0.00	0.00	84,640.43	46,899,000.00
X-F	95001XAC0	1.625686%	22,276,000.00	22,276,000.00	0.00	30,178.16	0.00	0.00	30,178.16	22,276,000.00
X-G	95001XAE6	1.625686%	9,380,000.00	9,380,000.00	0.00	12,707.45	0.00	0.00	12,707.45	9,380,000.00
X-H	95001XAG1	1.625686%	37,519,076.00	20,816,976.66	0.00	28,201.56	0.00	0.00	28,201.56	20,816,976.66
Notional SubTotal			937,965,076.00	786,819,832.13	0.00	977,138.54	0.00	0.00	977,138.54	785,965,284.39

Deal Distribution Total					854,547.74	3,241,491.38	0.00	0.00	4,096,039.12

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 30

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	95001XAW6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	95001XAX4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	95001XAY2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-SB	95001XAZ9	578.09719937	15.71524247	1.75115269	0.00000000	0.00000000	0.00000000	0.00000000	17.46639517	562.38195689
A-4	95001XBA3	979.21903698	0.00000000	2.82831098	0.00000000	0.00000000	0.00000000	0.00000000	2.82831098	979.21903698
A-5	95001XBB1	1,000.00000000	0.00000000	3.10750000	0.00000000	0.00000000	0.00000000	0.00000000	3.10750000	1,000.00000000
A-S	95001XBC9	1,000.00000000	0.00000000	3.35083328	0.00000000	0.00000000	0.00000000	0.00000000	3.35083328	1,000.00000000
B	95001XBD7	1,000.00000000	0.00000000	3.49333333	0.00000000	0.00000000	0.00000000	0.00000000	3.49333333	1,000.00000000
C	95001XBE5	1,000.00000000	0.00000000	3.62083335	0.00000000	0.00000000	0.00000000	0.00000000	3.62083335	1,000.00000000
D	95001XAJ5	1,000.00000000	0.00000000	2.50000000	0.00000000	0.00000000	0.00000000	0.00000000	2.50000000	1,000.00000000
E	95001XAL0	1,000.00000000	0.00000000	2.50000000	0.00000000	0.00000000	0.00000000	0.00000000	2.50000000	1,000.00000000
F	95001XAN6	1,000.00000000	0.00000000	0.41448285	2.53551715	31.64928174	0.00000000	0.00000000	0.41448285	1,000.00000000
G	95001XAQ9	1,000.00000000	0.00000000	0.00000000	2.95000000	109.06004584	0.00000000	0.00000000	0.00000000	1,000.00000000
H	95001XAS5	554.83713565	0.00000000	0.00000000	1.63676952	143.58733115	0.00000000	0.00000000	0.00000000	554.83713565
R	95001XAU0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	95001XBF2	795.23566305	0.00000000	1.03591940	0.00000000	0.00000000	0.00000000	0.00000000	1.03591940	793.93413963
X-B	95001XBG0	1,000.00000000	0.00000000	0.85443732	0.00000000	0.00000000	0.00000000	0.00000000	0.85443732	1,000.00000000
X-D	95001XAA4	1,000.00000000	0.00000000	1.80473848	0.00000000	0.00000000	0.00000000	0.00000000	1.80473848	1,000.00000000
X-F	95001XAC0	1,000.00000000	0.00000000	1.35473873	0.00000000	0.00000000	0.00000000	0.00000000	1.35473873	1,000.00000000
X-G	95001XAE6	1,000.00000000	0.00000000	1.35473881	0.00000000	0.00000000	0.00000000	0.00000000	1.35473881	1,000.00000000
X-H	95001XAG1	554.83713565	0.00000000	0.75165924	0.00000000	0.00000000	0.00000000	0.00000000	0.75165924	554.83713565

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 30

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-SB	07/01/26 - 07/30/26	30	0.00	95,222.43	0.00	95,222.43	0.00	0.00	0.00	95,222.43	0.00
A-4	07/01/26 - 07/30/26	30	0.00	692,936.19	0.00	692,936.19	0.00	0.00	0.00	692,936.19	0.00
A-5	07/01/26 - 07/30/26	30	0.00	779,323.71	0.00	779,323.71	0.00	0.00	0.00	779,323.71	0.00
X-A	07/01/26 - 07/30/26	30	0.00	680,158.78	0.00	680,158.78	0.00	0.00	0.00	680,158.78	0.00
X-B	07/01/26 - 07/30/26	30	0.00	141,252.16	0.00	141,252.16	0.00	0.00	0.00	141,252.16	0.00
X-D	07/01/26 - 07/30/26	30	0.00	84,640.43	0.00	84,640.43	0.00	0.00	0.00	84,640.43	0.00
X-F	07/01/26 - 07/30/26	30	0.00	30,178.16	0.00	30,178.16	0.00	0.00	0.00	30,178.16	0.00
X-G	07/01/26 - 07/30/26	30	0.00	12,707.45	0.00	12,707.45	0.00	0.00	0.00	12,707.45	0.00
X-H	07/01/26 - 07/30/26	30	0.00	28,201.56	0.00	28,201.56	0.00	0.00	0.00	28,201.56	0.00
A-S	07/01/26 - 07/30/26	30	0.00	286,794.47	0.00	286,794.47	0.00	0.00	0.00	286,794.47	0.00
B	07/01/26 - 07/30/26	30	0.00	139,258.24	0.00	139,258.24	0.00	0.00	0.00	139,258.24	0.00
C	07/01/26 - 07/30/26	30	0.00	144,337.28	0.00	144,337.28	0.00	0.00	0.00	144,337.28	0.00
D	07/01/26 - 07/30/26	30	0.00	64,485.00	0.00	64,485.00	0.00	0.00	0.00	64,485.00	0.00
E	07/01/26 - 07/30/26	30	0.00	52,762.50	0.00	52,762.50	0.00	0.00	0.00	52,762.50	0.00
F	07/01/26 - 07/30/26	30	646,630.66	65,714.20	0.00	65,714.20	56,481.18	0.00	0.00	9,233.02	705,019.40
G	07/01/26 - 07/30/26	30	992,384.70	27,671.00	0.00	27,671.00	27,671.00	0.00	0.00	0.00	1,022,983.23
H	07/01/26 - 07/30/26	30	5,310,188.85	61,410.08	0.00	61,410.08	61,410.08	0.00	0.00	0.00	5,387,263.99
Totals			6,949,204.21	3,387,053.64	0.00	3,387,053.64	145,562.26	0.00	0.00	3,241,491.38	7,115,266.62

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 30

	Additional Information
Total Available Distribution Amount (1)	4,096,039.12
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 30

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	3,401,004.62	Master Servicing Fee	7,323.65
Interest Reductions due to Nonrecoverability Determination	(88,520.05)	Certificate Administrator Fee	4,791.54
Interest Adjustments	0.00	Trustee Fee	290.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	338.77
ARD Interest	0.00	Operating Advisor Fee	910.73
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	216.81
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	3,312,484.57	Total Fees	13,871.51

Principal		Expenses/Reimbursements
Scheduled Principal	854,547.74	Reimbursement for Interest on Advances	1,199.07
Unscheduled Principal Collections		ASER Amount	24,399.83
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	30,807.74
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	715.03
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	854,547.74	Total Expenses/Reimbursements	57,121.67

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	3,241,491.38
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	854,547.74
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	4,096,039.12
Total Funds Collected	4,167,032.31	Total Funds Distributed	4,167,032.30

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 30

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	786,819,832.13	786,819,832.13	Beginning Certificate Balance	786,819,832.13
(-) Scheduled Principal Collections	854,547.74	854,547.74	(-) Principal Distributions	854,547.74
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	785,965,284.39	785,965,284.39	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	791,354,453.53	791,354,453.53	Ending Certificate Balance	785,965,284.39
Ending Actual Collateral Balance	790,077,862.27	790,077,862.27

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	338,313.19	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	338,313.19	0.00	Net WAC Rate	5.17%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 30

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	6	70,166,528.35	8.93%	32	5.2610	NAP	Defeased	6	70,166,528.35	8.93%	32	5.2610	NAP
4,000,000 or less	10	27,300,085.97	3.47%	20	5.1395	2.319722	1.20 or less	11	134,023,314.06	17.05%	31	5.3209	0.704081
4,000,001 to 5,000,000	7	31,240,974.21	3.97%	31	5.2025	1.051744	1.21 to 1.30	2	14,243,153.08	1.81%	32	4.9000	1.290000
5,000,001 to 6,000,000	5	26,921,791.54	3.43%	30	5.1989	1.808106	1.31 to 1.40	5	50,765,108.17	6.46%	31	4.8537	1.339951
6,000,001 to 7,000,000	4	26,273,618.90	3.34%	32	5.1787	1.358545	1.41 to 1.50	4	88,865,025.14	11.31%	32	5.1096	1.476684
7,000,001 to 8,000,000	3	22,197,816.58	2.82%	31	4.9872	0.910102	1.51 to 1.60	4	72,661,643.58	9.24%	32	5.0638	1.571412
8,000,001 to 9,000,000	1	8,031,878.37	1.02%	32	4.9500	2.095900	1.61 to 1.70	5	53,935,056.81	6.86%	31	5.1410	1.639328
9,000,001 to 10,000,000	3	28,990,871.04	3.69%	11	4.7855	2.290565	1.71 to 1.80	5	33,670,982.65	4.28%	30	4.8676	1.774210
10,000,001 to 15,000,000	9	111,209,804.83	14.15%	23	4.8541	1.865086	1.81 to 1.90	2	10,337,026.06	1.32%	19	5.2106	1.857150
15,000,001 to 20,000,000	5	86,209,357.46	10.97%	31	5.1628	1.142928	1.91 to 2.00	3	28,967,152.31	3.69%	31	4.9930	1.936077
20,000,001 to 30,000,000	8	210,119,821.39	26.73%	32	4.7560	1.922468	2.01 to 2.50	11	164,689,104.79	20.95%	26	4.8808	2.145306
30,000,001 or greater	4	137,302,735.75	17.47%	31	5.2715	1.630670	2.51 to 3.50	4	22,070,975.30	2.81%	32	4.6945	2.787630
Totals	65	785,965,284.39	100.00%	29	5.0196	1.684185	3.51 to 4.00	3	41,570,214.09	5.29%	13	4.2738	3.689006
							4.01 or greater	0	0.00	0.00%	0	0.0000	0.000000
							Totals	65	785,965,284.39	100.00%	29	5.0196	1.684185
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 8 of 30

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	9	70,166,528.35	8.93%	32	5.2610	NAP
							Defeased	9	70,166,528.35	8.93%	32	5.2610	NAP
Alabama	2	16,330,780.60	2.08%	29	5.4711	1.557678
							Industrial	5	38,768,413.34	4.93%	33	4.9382	1.464492
Arkansas	1	4,268,413.34	0.54%	30	5.1100	1.373900
							Lodging	15	145,941,106.77	18.57%	32	5.3398	1.214031
California	11	109,885,087.99	13.98%	31	4.9275	1.822884
							Mixed Use	2	49,000,000.00	6.23%	32	4.9431	1.484535
Colorado	1	6,341,966.23	0.81%	32	5.1000	(0.004600)
							Mobile Home Park	10	23,738,588.80	3.02%	32	4.9000	1.638300
Florida	6	54,261,843.88	6.90%	31	5.2009	1.893865
							Multi-Family	8	18,473,585.21	2.35%	32	5.3195	1.912442
Georgia	1	8,031,878.37	1.02%	32	4.9500	2.095900
							Office	14	126,662,343.82	16.12%	18	4.9039	1.921762
Illinois	2	11,411,463.44	1.45%	31	4.5654	0.779617
							Other	1	24,000,000.00	3.05%	33	5.0200	1.583200
Louisiana	4	33,337,076.38	4.24%	28	4.8077	2.053501
							Retail	19	220,392,296.30	28.04%	30	4.9629	1.577877
Maryland	1	4,413,106.17	0.56%	33	5.1000	(0.271800)
							Self Storage	26	68,822,422.00	8.76%	32	4.5498	2.737938
Michigan	11	66,354,225.04	8.44%	32	4.8830	1.892257
							Totals	109	785,965,284.39	100.00%	29	5.0196	1.684185
Nevada	1	6,271,164.36	0.80%	32	4.6200	1.803200

New York	5	55,289,867.26	7.03%	32	5.1522	1.237171

North Carolina	2	40,861,952.48	5.20%	32	5.2056	1.667433

Ohio	18	107,913,389.59	13.73%	32	5.1909	1.225942

Pennsylvania	2	31,198,427.45	3.97%	31	4.7983	1.379646

South Carolina	8	44,622,555.19	5.68%	31	5.0550	1.772392

Tennessee	11	30,049,741.96	3.82%	30	4.7332	2.378109

Texas	9	70,393,022.14	8.96%	7	4.8165	2.140124

Wisconsin	4	14,562,794.36	1.85%	31	4.6008	1.458025

Totals	109	785,965,284.39	100.00%	29	5.0196	1.684185

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 30

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	6	70,166,528.35	8.93%	32	5.2610	NAP	Defeased	6	70,166,528.35	8.93%	32	5.2610	NAP
	4.250% or less	2	35,855,167.59	4.56%	32	4.1603	3.109373	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.251% to 4.500%	1	10,100,000.00	1.29%	32	4.4950	2.843100	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.501% to 4.750%	11	155,643,059.94	19.80%	21	4.6491	2.036895	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.751% to 5.000%	13	137,807,397.55	17.53%	32	4.8904	1.699526	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	5.001% to 5.250%	17	216,882,347.41	27.59%	31	5.1179	1.551195	49 months or greater	59	715,798,756.04	91.07%	29	4.9959	1.701303
	5.251% to 5.500%	8	69,747,633.57	8.87%	31	5.3051	1.380741	Totals	65	785,965,284.39	100.00%	29	5.0196	1.684185
	5.501% to 5.750%	7	89,763,149.98	11.42%	31	5.6146	1.042988
	5.751% or more	0	0.00	0.00%	0	0.0000	0.000000
	Totals	65	785,965,284.39	100.00%	29	5.0196	1.684185
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 30

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	6	70,166,528.35	8.93%	32	5.2610	NAP	Defeased	6	70,166,528.35	8.93%	32	5.2610	NAP
	60 months or less	59	715,798,756.04	91.07%	29	4.9959	1.701303	Interest Only	18	237,575,000.00	30.23%	24	4.9329	1.851911
61 months to 81 months		0	0.00	0.00%	0	0.0000	0.000000	240 months or less	2	25,329,023.59	3.22%	32	5.6188	0.496262
	82 months or greater	0	0.00	0.00%	0	0.0000	0.000000	241 months to 300 months	39	452,894,732.45	57.62%	31	4.9942	1.689693
	Totals	65	785,965,284.39	100.00%	29	5.0196	1.684185	301 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	65	785,965,284.39	100.00%	29	5.0196	1.684185
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 30

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	6	70,166,528.35	8.93%	32	5.2610	NAP			No outstanding loans in this group
Underwriter's Information		7	31,743,153.08	4.04%	7	4.7664	2.474350
	12 months or less	46	601,492,805.27	76.53%	31	4.9510	1.732956
	13 months to 24 months	5	67,562,797.69	8.60%	31	5.5988	0.933816
	25 months or greater	1	15,000,000.00	1.91%	(30)	4.5680	2.253000
	Totals	65	785,965,284.39	100.00%	29	5.0196	1.684185
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 12 of 30

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1	610946537	OF	Fort Lauderdale	FL	Actual/360	5.160%	177,582.96	60,206.53	0.00	N/A	03/11/29	--	39,966,157.32	39,905,950.79	08/11/26
2	307331114	LO	Various	OH	Actual/360	5.600%	152,474.36	51,323.68	0.00	N/A	03/06/29	--	31,619,107.86	31,567,784.18	04/06/25
3	310946015	LO	Garden Grove	CA	Actual/360	5.253%	158,328.62	0.00	0.00	N/A	03/11/29	--	35,000,000.00	35,000,000.00	08/11/26
4	883100981	LO	Charlotte	NC	Actual/360	5.100%	135,629.61	54,402.81	0.00	N/A	04/06/29	--	30,883,403.59	30,829,000.78	08/06/26
5	300571942	IN	Akron	OH	Actual/360	4.917%	127,022.50	0.00	0.00	N/A	05/01/29	--	30,000,000.00	30,000,000.00	08/01/26
5A	300571945				Actual/360	4.917%	8,468.17	0.00	0.00	N/A	05/01/29	--	2,000,000.00	2,000,000.00	08/01/26
5B	300571948				Actual/360	4.917%	6,351.12	0.00	0.00	N/A	05/01/29	--	1,500,000.00	1,500,000.00	08/01/26
5C	300571947				Actual/360	4.917%	4,234.08	0.00	0.00	N/A	05/01/29	--	1,000,000.00	1,000,000.00	08/01/26
6	310949321	SS	Various	LA	Actual/360	4.755%	122,149.41	44,874.19	0.00	N/A	04/11/29	--	29,831,950.57	29,787,076.38	08/11/26
7	883100977	SS	Various	Various	Actual/360	4.140%	102,008.42	43,648.07	0.00	N/A	04/06/29	--	28,613,862.16	28,570,214.09	08/06/26
8	321770008	OF	Addison	TX	Actual/360	4.568%	59,003.33	0.00	0.00	N/A	02/06/24	--	15,000,000.00	15,000,000.00	03/06/24
8A	321770108				Actual/360	4.568%	11,800.67	0.00	0.00	N/A	02/06/24	--	3,000,000.00	3,000,000.00	03/06/24
8B	321770208				Actual/360	4.568%	39,335.56	0.00	0.00	N/A	02/06/24	--	10,000,000.00	10,000,000.00	03/06/24
9	310948940	MU	Sausalito	CA	Actual/360	4.750%	110,437.50	0.00	0.00	N/A	04/11/29	--	27,000,000.00	27,000,000.00	08/11/26
11	321770011	RT	Pittsburgh	PA	Actual/360	4.649%	96,469.87	32,431.84	0.00	N/A	03/06/29	--	24,094,962.76	24,062,530.92	08/06/26
12	321770012	MH	Various	Various	Actual/360	4.900%	40,120.12	12,952.55	0.00	N/A	04/06/29	--	9,508,388.07	9,495,435.52	08/06/26
12A	321770112				Actual/360	4.900%	40,120.12	12,952.55	0.00	N/A	04/06/29	--	9,508,388.07	9,495,435.52	08/06/26
12B	321770212				Actual/360	4.900%	20,060.06	6,476.28	0.00	N/A	04/06/29	--	4,754,193.84	4,747,717.56	08/06/26
13	600949315	RT	Livonia	MI	Actual/360	4.750%	101,029.86	0.00	0.00	N/A	04/11/29	--	24,700,000.00	24,700,000.00	08/11/26
14	307331120	98	Monsey	NY	Actual/360	5.020%	103,746.67	0.00	0.00	N/A	05/06/29	--	24,000,000.00	24,000,000.00	08/06/26
15	301741384	MU	Brooklyn	NY	Actual/360	5.180%	98,132.22	0.00	0.00	N/A	05/06/29	--	22,000,000.00	22,000,000.00	07/06/26
17	321770017	LO	Various	OH	Actual/360	5.570%	0.00	0.00	0.00	N/A	04/06/29	--	18,455,561.34	18,455,561.34	04/06/21
19	321770019	RT	Smyrna	TN	Actual/360	5.090%	82,364.54	29,085.40	0.00	N/A	01/06/29	--	18,791,580.81	18,762,495.41	08/06/26
20	301741373	IN	Landover	MD	Actual/360	4.850%	75,905.56	26,994.35	0.00	N/A	03/06/29	--	18,174,925.53	18,147,931.18	08/06/26
21	300571933	RT	Plano	TX	Actual/360	5.100%	79,705.82	22,097.26	0.00	N/A	04/06/29	--	18,149,332.41	18,127,235.15	08/06/26
22	321770022	Various Various		TX	Actual/360	5.150%	64,638.87	25,455.46	0.00	N/A	04/06/29	01/06/29	14,575,628.93	14,550,173.47	08/06/26
23	310948321	RT	Dublin	CA	Actual/360	4.970%	64,993.04	22,210.27	0.00	N/A	02/11/29	--	15,186,275.83	15,164,065.56	08/11/26
24	301741376	RT	Thousand Oaks	CA	Actual/360	5.030%	68,002.81	0.00	0.00	N/A	03/06/29	--	15,700,000.00	15,700,000.00	08/06/26

© 2021 Computershare. All rights reserved. Confidential.															Page 13 of 30

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
25	301741385	RT	Visalia	CA	Actual/360	5.890%	70,677.56	21,159.44	0.00	N/A	05/06/29	--	13,935,003.49	13,913,844.05	08/06/26
26	883100980	OF	Various	OH	Actual/360	4.590%	54,770.82	23,060.31	0.00	N/A	04/06/29	--	13,857,260.92	13,834,200.61	08/06/26
27	883100964	OF	Waukesha	WI	Actual/360	4.627%	54,982.21	21,385.28	0.00	N/A	03/06/29	--	13,799,504.75	13,778,119.47	08/06/26
29	883100967	RT	Lexington	SC	Actual/360	4.540%	50,527.75	20,359.52	0.00	N/A	03/06/29	--	12,924,534.27	12,904,174.75	08/06/26
30	321770030	RT	Montgomery	AL	Actual/360	5.640%	61,529.05	16,312.46	0.00	N/A	01/06/29	--	12,668,987.59	12,652,675.13	08/06/26
31	300571929	RT	North Charleston	SC	Actual/360	4.980%	52,446.29	19,056.31	0.00	N/A	03/06/29	--	12,229,993.21	12,210,936.90	08/06/26
32	307331115	RT	Richmond	VA	Actual/360	5.400%	49,914.38	27,926.25	0.00	N/A	04/06/29	01/06/29	10,734,276.34	10,706,350.09	08/06/26
33	301741379	RT	Utica	MI	Actual/360	4.900%	45,216.74	19,531.92	0.00	N/A	04/06/29	--	10,716,278.19	10,696,746.27	08/06/26
34	300571926	RT	Cary	NC	Actual/360	5.530%	47,855.02	16,517.99	0.00	N/A	03/06/29	--	10,049,469.69	10,032,951.70	08/06/26
35	410949008	RT	Fort Worth	TX	Actual/360	4.495%	39,094.01	0.00	0.00	N/A	04/11/29	--	10,100,000.00	10,100,000.00	08/11/26
36	600947709	RT	Various	TN	Actual/360	5.160%	37,179.74	12,783.38	0.00	N/A	01/11/29	--	8,367,533.88	8,354,750.50	08/11/26
37	300571934	LO	Canton	GA	Actual/360	4.950%	34,297.87	14,542.08	0.00	N/A	04/06/29	--	8,046,420.45	8,031,878.37	08/06/26
38	300571932	LO	Odessa	TX	Actual/360	5.750%	34,176.83	29,010.69	0.00	N/A	04/06/29	--	6,902,472.94	6,873,462.25	08/06/23
39	410947388	RT	Eustis	FL	Actual/360	5.400%	36,224.75	13,302.27	0.00	N/A	01/11/29	--	7,790,268.82	7,776,966.55	01/11/24
41	300571936	OF	Upper Merion	PA	Actual/360	5.300%	32,615.00	10,421.11	0.00	N/A	04/06/29	--	7,146,317.64	7,135,896.53	08/06/26
42	300571937	RT	Peoria	IL	Actual/360	4.240%	26,639.50	11,317.65	0.00	N/A	04/06/29	--	7,296,271.15	7,284,953.50	08/06/26
43	600948934	SS	Royal Oak	MI	Actual/360	5.190%	30,374.32	9,391.44	0.00	N/A	04/11/29	--	6,796,417.50	6,787,026.06	08/11/26
44	321770044	LO	Colorado Springs	CO	Actual/360	5.100%	27,900.95	11,191.43	0.00	N/A	04/06/29	--	6,353,157.66	6,341,966.23	08/06/26
45	410948992	OF	Reno	NV	Actual/360	4.620%	24,996.52	11,999.98	0.00	N/A	04/11/29	--	6,283,164.34	6,271,164.36	08/11/26
46	321770046	MF	Various	SC	Actual/360	5.745%	29,436.83	9,349.65	0.00	N/A	04/06/29	--	5,950,339.57	5,940,989.92	08/06/26
47	300571930	LO	Greenville	SC	Actual/360	5.270%	26,083.29	9,890.51	0.00	N/A	03/06/29	--	5,747,680.50	5,737,789.99	08/06/26
49	321770049	MF	Various	Various	Actual/360	4.600%	20,212.15	9,777.55	0.00	N/A	04/06/29	--	5,102,647.38	5,092,869.83	08/06/26
50	416000258	OF	Brooklyn	NY	Actual/360	5.250%	22,872.24	9,155.57	0.00	N/A	08/01/28	--	5,059,297.37	5,050,141.80	08/01/26
51	600946126	OF	Cleveland	OH	Actual/360	5.250%	21,377.52	8,165.38	0.00	N/A	03/11/29	--	4,728,667.12	4,720,501.74	08/11/26
52	883100965	RT	Burbank	CA	Actual/360	5.030%	22,090.08	0.00	0.00	N/A	03/06/29	--	5,100,000.00	5,100,000.00	08/06/26
53	300571931	MU	Fair Lawn	NJ	Actual/360	5.190%	20,109.90	6,217.78	0.00	N/A	04/06/29	--	4,499,696.84	4,493,479.06	08/06/26
54	307331121	OF	Hanover	MD	Actual/360	5.100%	19,410.10	6,651.49	0.00	N/A	05/06/29	--	4,419,757.66	4,413,106.17	08/06/26
55	307331113	MF	Binghamton	NY	Actual/360	5.640%	20,624.48	6,908.35	0.00	N/A	02/06/29	--	4,246,633.81	4,239,725.46	06/06/26

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 30

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
56	600949123	RT	North Charleston	SC	Actual/360	5.300%	21,564.38	0.00	0.00	N/A	01/11/29	--	4,725,000.00	4,725,000.00	08/11/26
57	883100960	RT	Round Lake Beach	IL	Actual/360	5.140%	18,296.87	7,337.41	0.00	N/A	02/06/29	--	4,133,847.35	4,126,509.94	08/06/26
58	883100963	IN	Little Rock	AR	Actual/360	5.110%	18,807.08	5,653.32	0.00	N/A	02/06/29	--	4,274,066.66	4,268,413.34	08/06/26
59	410947962	OF	Sarasota	FL	Actual/360	5.480%	16,795.13	5,866.26	0.00	N/A	04/11/29	--	3,559,128.61	3,553,262.35	08/11/26
60	410949181	SS	Saraland	AL	Actual/360	4.890%	15,510.75	5,428.95	0.00	N/A	03/11/29	--	3,683,534.42	3,678,105.47	08/11/26
61	321770061	RT	Houma	LA	Actual/360	5.250%	16,048.96	0.00	0.00	N/A	02/06/26	--	3,550,000.00	3,550,000.00	06/06/26
62	307331118	LO	Boiling Springs	SC	Actual/360	5.400%	14,456.20	5,197.38	0.00	N/A	04/06/29	--	3,108,861.01	3,103,663.63	08/06/26
63	321770063	MF	Ann Arbor	MI	Actual/360	5.250%	14,466.67	0.00	0.00	N/A	04/06/29	--	3,200,000.00	3,200,000.00	08/06/26
64	600947148	RT	Harlingen	TX	Actual/360	5.460%	12,786.76	4,567.39	0.00	N/A	02/11/29	--	2,719,621.91	2,715,054.52	08/11/26
Totals							3,312,484.57	854,547.74	0.00				786,819,832.13	785,965,284.39
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 15 of 30

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	5,657,546.98	3,321,607.68	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
2	1,723,360.84	804,781.92	01/01/25	03/31/25	05/11/26	2,475,337.33	46,934.46	191,467.20	3,218,605.53	0.00	0.00
3	15,545,676.34	15,117,988.75	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
4	5,353,953.62	5,588,356.45	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
5	5,944,050.00	1,502,083.00	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
5A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
5B	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
5C	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
6	4,128,619.25	1,055,976.17	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
7	15,085,870.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
8	12,529,602.00	12,184,951.00	04/01/22	03/31/23	06/11/26	0.00	0.00	58,847.43	1,679,263.49	0.00	0.00
8A	0.00	0.00	--	--	06/11/26	0.00	0.00	11,769.49	335,852.70	0.00	0.00
8B	0.00	0.00	--	--	06/11/26	0.00	0.00	39,231.62	1,119,509.25	0.00	0.00
9	2,763,276.71	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
11	6,709,168.49	1,747,944.57	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
12	4,121,676.00	4,334,744.00	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
12A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
12B	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
13	2,361,300.00	635,829.00	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
14	2,723,819.10	675,564.48	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
15	1,103,472.52	230,720.46	01/01/26	03/31/26	--	0.00	0.00	98,037.50	98,037.50	0.00	0.00
17	0.00	531,370.00	01/01/24	09/30/24	08/11/23	5,279,441.70	467,264.09	(236.32)	5,119,489.33	0.00	0.00
19	2,727,819.55	603,467.00	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
20	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
21	1,910,770.25	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
22	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
23	1,058,889.63	260,445.70	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
24	1,227,098.42	340,102.00	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 16 of 30

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
25	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
26	2,114,327.45	510,741.15	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
27	1,590,295.48	372,119.48	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
29	1,912,134.38	408,515.03	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
30	1,211,041.00	296,257.00	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
31	1,829,527.64	264,442.22	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
32	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
33	1,315,336.24	651,515.66	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
34	1,382,018.30	775,913.49	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
35	1,354,159.20	342,024.61	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
36	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
37	1,356,978.96	1,360,996.73	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
38	1,089,569.66	362,888.00	01/01/25	03/31/25	05/11/26	961,705.77	251,578.75	58,341.50	2,040,195.75	0.00	0.00
39	125,361.00	0.00	--	--	03/11/26	1,660,938.92	94,644.81	41,711.05	1,439,646.23	311,285.69	0.00
41	856,783.39	214,019.96	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
42	712,396.07	159,121.99	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
43	871,671.00	452,407.00	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
44	76,707.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
45	851,082.37	204,826.56	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
46	694,263.69	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
47	1,327,527.85	717,467.29	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
49	710,357.68	260,172.17	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
50	696,734.44	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
51	646,546.34	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
52	537,634.44	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
53	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
54	0.00	4,777.00	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
55	391,645.84	0.00	--	--	--	0.00	0.00	27,478.45	55,029.65	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 17 of 30

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
56	458,456.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
57	83,137.03	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
58	552,920.17	213,659.02	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
59	603,649.94	154,264.13	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
60	788,257.95	180,178.97	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
61	352,696.00	259,519.00	01/01/25	09/30/25	06/11/26	1,179,032.93	0.00	16,003.50	31,550.13	0.00	0.00
62	466,317.07	447,461.63	07/01/25	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
63	475,578.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
64	309,637.00	290,481.00	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	120,420,718.28	57,839,701.27				11,556,456.65	860,422.11	542,651.42	15,137,179.56	311,285.69	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 18 of 30

Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 19 of 30

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
08/17/26	1	4,239,725.46	0	0.00	4	64,673,774.32	2	50,023,345.52	2	14,650,428.80	0	0.00	0	0.00	0	0.00	5.019597%	4.966995%	29
07/17/26	2	10,599,791.47	0	0.00	4	64,767,410.96	2	50,074,669.20	2	14,692,741.76	0	0.00	0	0.00	0	0.00	5.019642%	4.967043%	30
06/17/26	1	4,254,172.03	0	0.00	4	64,867,767.47	2	50,130,650.16	3	14,737,117.31	0	0.00	0	0.00	1	0.00	5.019692%	4.967097%	31
05/15/26	0	0.00	0	0.00	4	64,960,470.30	2	50,181,458.87	3	29,279,011.43	0	0.00	0	0.00	0	0.00	5.027324%	4.970900%	31
04/17/26	0	0.00	0	0.00	4	65,059,927.34	2	50,236,943.79	3	29,322,983.55	0	0.00	0	0.00	0	0.00	5.027363%	4.970947%	32
03/17/26	0	0.00	0	0.00	4	65,151,705.19	2	50,287,242.39	3	29,364,462.80	0	0.00	0	0.00	0	0.00	5.027398%	4.970989%	33
02/18/26	0	0.00	0	0.00	4	65,264,738.12	3	58,213,799.36	2	21,550,938.76	0	0.00	0	0.00	0	0.00	5.027445%	4.971045%	34
01/16/26	0	0.00	0	0.00	4	65,355,530.43	3	58,276,455.40	2	21,579,075.03	0	0.00	0	0.00	0	0.00	5.027478%	4.972186%	35
12/17/25	0	0.00	0	0.00	4	65,445,885.62	3	58,338,812.95	2	21,607,072.67	0	0.00	1	228,169.01	0	0.00	5.027512%	4.972226%	36
11/18/25	0	0.00	0	0.00	4	65,543,081.33	3	58,407,014.79	2	21,636,066.54	0	0.00	0	0.00	0	0.00	5.027299%	4.972032%	37
10/20/25	0	0.00	0	0.00	4	65,632,533.73	3	58,468,750.35	2	21,663,783.38	0	0.00	0	0.00	0	0.00	5.027333%	4.973455%	38
09/17/25	0	0.00	0	0.00	4	65,728,859.84	3	58,536,353.04	2	21,692,506.80	0	0.00	0	0.00	0	0.00	5.027370%	4.973500%	39
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																		Page 20 of 30

					Delinquency Loan Detail
		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
2	307331114	04/06/25	15	6	191,467.20	3,218,605.53	6,936.98	32,403,029.82	05/08/20	7		12/15/23
8	321770008	03/06/24	28	5	58,847.43	1,679,263.49	0.00	15,000,000.00	09/12/23	1
8A	321770108	03/06/24	28	5	11,769.49	335,852.70	0.00	3,000,000.00	09/12/23	1
8B	321770208	03/06/24	28	5	39,231.62	1,119,509.25	0.00	10,000,000.00	09/12/23	1
15	301741384	07/06/26	0	B	98,037.50	98,037.50	0.00	22,000,000.00
17	321770017	04/06/21	63	6	(236.32)	5,119,489.33	1,551,311.00	20,332,778.23	05/05/20	3	09/01/23	08/01/22
38	300571932	08/06/23	35	6	58,341.50	2,040,195.75	0.00	7,854,101.20	09/16/20	7			09/02/25
39	410947388	01/11/24	30	6	41,711.05	1,439,646.23	630,644.86	8,181,996.69	10/06/22	7			02/17/26
55	307331113	06/06/26	1	1	27,478.45	55,029.65	0.00	4,254,172.02
61	321770061	06/06/26	1	5	16,003.50	31,550.13	21,009.60	3,550,000.00	02/09/26	2
Totals					542,651.42	15,137,179.56	2,209,902.44	126,576,077.96
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
			3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

© 2021 Computershare. All rights reserved. Confidential.													Page 21 of 30

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		31,550,000	0	31,550,000		0
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		5,050,142	5,050,142	0		0
25 - 36 Months		749,365,143	680,451,643	4,239,725		64,673,774
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		0	0	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Aug-26	785,965,284	685,501,785	7,789,725	0	46,455,561	46,218,213
Jul-26	786,819,832	679,902,630	14,149,791	0	46,455,561	46,311,850
Jun-26	787,744,779	690,622,840	4,254,172	0	46,455,561	46,412,206
May-26	803,091,604	695,631,134	0	0	46,455,561	61,004,909
Apr-26	804,009,110	692,899,182	0	0	50,005,561	61,104,366
Mar-26	804,848,279	693,646,574	0	0	81,837,242	29,364,463
Feb-26	805,907,668	694,592,930	0	0	81,902,113	29,412,625
Jan-26	806,738,598	698,883,067	0	0	78,401,859	29,453,671
Dec-25	807,565,923	699,620,037	0	0	78,451,366	29,494,519
Nov-25	808,692,805	700,649,724	0	0	78,505,597	29,537,484
Oct-25	809,511,831	701,379,297	0	0	78,554,607	29,577,927
Sep-25	810,402,546	702,173,686	0	0	78,608,358	29,620,501
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 22 of 30

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
2	307331114	31,567,784.18	32,403,029.82	37,500,000.00	03/18/26	657,032.17	1.07460	03/31/25	03/06/29	270
8	321770008	15,000,000.00	15,000,000.00	218,000,000.00	04/16/26	10,956,822.00	2.25300	03/31/23	02/06/24	I/O
8A	321770108	3,000,000.00	3,000,000.00	218,000,000.00	04/16/26	20,069,448.80	3.86000	--	02/06/24	I/O
8B	321770208	10,000,000.00	10,000,000.00	218,000,000.00	04/16/26	20,069,448.80	3.86000	--	02/06/24	I/O
17	321770017	18,455,561.34	20,332,778.23	20,800,000.00	06/14/23	310,031.50	0.04970	09/30/24	04/06/29	181
38	300571932	6,873,462.25	7,854,101.20	10,000,000.00	03/16/26	321,374.00	1.69530	03/31/25	04/06/29	151
39	410947388	7,776,966.55	8,181,996.69	9,200,000.00	12/17/25	69,115.00	0.11620	12/31/25	01/11/29	268
54	307331121	4,413,106.17	4,413,106.17	8,600,000.00	02/21/19	(21,256.50)	(0.27180)	03/31/26	05/06/29	272
61	321770061	3,550,000.00	3,550,000.00	2,100,000.00	04/07/26	256,910.50	1.81270	09/30/25	02/06/26	I/O
Totals		100,636,880.49	104,735,012.11	742,200,000.00		52,688,926.27

© 2021 Computershare. All rights reserved. Confidential.										Page 23 of 30

					Specially Serviced Loan Detail - Part 2

				Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²	Special Servicing Comments
2	307331114	LO	OH	05/08/20	7

The Special Servicer has submitted the Deed to be recorded 8/3/2026 with the Court. Recording is expected to be finalized within a week. Upon completion of the title transfer, the Special Servicer will continue to maximize revenue and will

	determine the b est course of action to liquidate the portfolio.

8	321770008	OF	TX	09/12/23	1

The loan transferred to Special Servicing 9/12/2023 for Imminent Monetary Default related to the loan's maturity. The loan is secured by a three tower, 1,079,511 sf, office complex in Addison, Texas. A Receiver was appointed in May 2024. As of

May 2026, t he asset was 57.75% occupied. The receiver marketed the property for sale and received several offers in early 2026. The Receiver signed a Purchase and Sale Agreement in March 2026, with closing subject to the negotiation of potential assumption /exte nsion terms. A site inspection from April 2026 found the collateral in good overall condition. The special servicer is evaluating the proposed receiver sale along with proposed assumption terms while also evaluating

	the best potential resolution.
8A	321770108	Various	Various	09/12/23	1

The loan transferred to Special Servicing 9/12/2023 for Imminent Monetary Default related to the loan's maturity. The loan is secured by a three tower, 1,079,511 sf, office complex in Addison, Texas. A Receiver was appointed in May 2024. As of

May 2026, t he asset was 57.75% occupied. The receiver marketed the property for sale and received several offers in early 2026. The Receiver signed a Purchase and Sale Agreement in March 2026, with closing subject to the negotiation of potential assumption /exte nsion terms. A site inspection from April 2026 found the collateral in good overall condition. The special servicer is evaluating the proposed receiver sale along with proposed assumption terms while also evaluating

	the best potential resolution.
8B	321770208	Various	Various	09/12/23	1

The loan transferred to Special Servicing 9/12/2023 for Imminent Monetary Default related to the loan's maturity. The loan is secured by a three tower, 1,079,511 sf, office complex in Addison, Texas. A Receiver was appointed in May 2024. As of

May 2026, t he asset was 57.75% occupied. The receiver marketed the property for sale and received several offers in early 2026. The Receiver signed a Purchase and Sale Agreement in March 2026, with closing subject to the negotiation of potential assumption /exte nsion terms. A site inspection from April 2026 found the collateral in good overall condition. The special servicer is evaluating the proposed receiver sale along with proposed assumption terms while also evaluating

	the best potential resolution.
17	321770017	LO	OH	05/05/20	3

Mediation will resume August 11, 2026. Guarantor's motion to quash Lender's subpoenas stemming from the state court judgment was denied and parties have until August 6, 2026 to produce documents. Appeals court is set to rule on

	Guarantor's appeal of the j udgment.

38	300571932	LO	TX	09/16/20	7

The Loan transferred due to COVID-related issues. Receivership order was entered into with plans to sell as a loan assumption. A loan assumption agreement was negotiated, but ultimately did not close. Foreclosure occurred September 2025.

	The property has achieved a trailing twelve month occupancy of 78.5% and an ADR of $146.29 as of June 2026. Planned disposition by year end 2028.

© 2021 Computershare. All rights reserved. Confidential.						Page 24 of 30

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
39	410947388	RT	FL	10/06/22	7

Franklin Street was appointed receiver in April 2025. Foreclosure took place in February 2026 and the deed was recorded on 3/3/2026. Franklin Street was retained for property management and leasing. Special Servicer continues to focus on leasing and will simultaneously market the property for sale. Special Servicer currently evaluating LOI for ~2K SF.

54	307331121	OF	MD	10/16/25	13

The Loan remains current through July 2026, and payments continue to be applied through the Cash Management waterfall. The Borrower has submitted the Property tax bill to the Special Servicer for payment. There are no other major updates.

61	321770061	RT	LA	02/09/26	2

The Special Servicer is seeking approval to fund 3-months of operating expenses for the Keeper at the Property. The Special Servicer is conducting interviews with leasing brokers and exploring possibilities of backfilling the Walgreens space ahead of the 6/2028 lease expiration.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 25 of 30

				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
23	310948321	16,300,000.00	4.97000%	16,300,000.00 4.97000%		10	08/12/20	04/11/20	09/11/20
39	410947388	8,626,784.99	5.40000%	8,626,784.99 5.40000%		10	08/10/20	08/10/20	--
39	410947388	8,595,819.00	5.40000%	8,595,819.00 5.40000%		10	10/01/20	10/01/20	12/11/20
39	410947388	0.00	5.40000%	0.00	5.40000%	10	01/31/24	10/01/20	12/11/20
Totals		24,895,819.00		24,895,819.00
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

© 2021 Computershare. All rights reserved. Confidential.									Page 26 of 30

					Historical Liquidated Loan Detail

			Loan		Gross Sales					Current		Loss to Loan	Percent of
			Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan		Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number	Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
10	321770010	03/17/22	5,000,000.00	326,000,000.00	5,063,626.59	63,626.59	5,063,626.59	5,000,000.00	0.00	0.00	0.00	0.00	0.00%
10A	321770110	03/17/22	10,000,000.00	326,000,000.00	10,116,315.66	116,315.66	10,116,315.66	10,000,000.00	0.00	0.00	0.00	0.00	0.00%
10B	321770210	03/17/22	5,000,000.00	326,000,000.00	5,059,980.75	59,980.75	5,059,980.75	5,000,000.00	0.00	0.00	0.00	0.00	0.00%
10C	321770310	03/17/22	5,000,000.00	326,000,000.00	5,059,980.75	59,980.75	5,059,980.75	5,000,000.00	0.00	0.00	0.00	0.00	0.00%
28	301741381	06/17/26	14,500,000.00	7,000,000.00	6,914,215.52	6,914,215.52	6,914,215.52	0.00	14,500,000.00	0.00	0.00	14,500,000.00	100.00%
48	321770048	06/17/21	5,765,359.42	3,900,000.00	4,340,106.13	647,735.24	4,340,106.13	3,692,370.89	2,072,988.53	0.00	209,202.06	1,863,786.47	31.06%
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			45,265,359.42	1,314,900,000.00	36,554,225.40	7,861,854.51	36,554,225.40	28,692,370.89	16,572,988.53	0.00	209,202.06	16,363,786.47

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.													Page 27 of 30

				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
10	321770010	03/17/22	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
10A	321770110	03/17/22	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
10B	321770210	03/17/22	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
10C	321770310	03/17/22	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
28	301741381	06/17/26	0.00	0.00	14,500,000.00	0.00	0.00	14,500,000.00	0.00	(408,014.18)	14,091,985.82
48	321770048	01/17/25	0.00	0.00	1,863,786.47	0.00	0.00	(159.00)	0.00	0.00	1,863,786.47
		03/15/24	0.00	0.00	1,863,945.47	0.00	0.00	(4,508.00)	0.00	0.00
		09/15/23	0.00	0.00	1,868,453.47	0.00	0.00	(411.00)	0.00	0.00
		04/17/23	0.00	0.00	1,868,864.47	0.00	0.00	(204,124.06)	0.00	0.00
		06/17/21	0.00	0.00	2,072,988.53	0.00	0.00	2,072,988.53	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.00	16,363,786.47	0.00	0.00	16,363,786.47	0.00	(408,014.18)	15,955,772.29

© 2021 Computershare. All rights reserved. Confidential.											Page 28 of 30

			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
2	0.00	0.00	6,806.89	0.00	0.00	11,925.97	0.00	0.00	0.00	0.00	0.00	0.00
3	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.16	0.00	0.00	0.00
8	0.00	0.00	3,229.17	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
8A	0.00	0.00	645.83	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
8B	0.00	0.00	2,152.78	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
12	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	49.72	0.00	0.00	0.00
12A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	49.72	0.00	0.00	0.00
15	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	700.90	0.00	0.00	0.00
17	0.00	0.00	3,973.07	0.00	0.00	0.00	0.00	88,520.05	0.00	0.00	0.00	0.00
31	0.00	0.00	0.00	0.00	715.03	0.00	0.00	0.00	0.00	0.00	0.00	0.00
38	0.00	0.00	3,500.00	0.00	0.00	4,757.64	0.00	0.00	0.00	0.00	0.00	0.00
39	0.00	0.00	3,500.00	0.00	0.00	7,716.22	0.00	0.00	0.00	0.00	0.00	0.00
44	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	395.53	0.00	0.00	0.00
52	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	3.04	0.00	0.00	0.00
54	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
61	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	30,807.74	0.00	715.03	24,399.83	0.00	88,520.05	1,199.07	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		145,641.72

© 2021 Computershare. All rights reserved. Confidential.												Page 29 of 30

Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 30 of 30